Cash Generated by Operations (Tables)	12 Months Ended
Jun. 30, 2025
Cash Generated By Operations [Abstract]
Disclosure of Cash Generated by Operations

	SA Rand
Figures in million	2025	2024	2023
Reconciliation of profit before taxation to cash generated by operations
Profit before taxation	21 206	11 770	6 606
Adjustments for:
Amortisation and depreciation	4 842	4 642	3 454
Impairment of assets	—	2 793	—
Share-based payments	699	250	112
Net decrease in provision for post-retirement benefits	(3)	(16)	(15)
Payment for the transfer of post-retirement medical benefit liability	(350)	—	—
Net increase/(decrease) in provision for environmental rehabilitation	140	(114)	(88)
(Profit)/loss on sale of property, plant and equipment	(8)	13	(46)
Loss on scrapping of property, plant and equipment	164	97	182
Profit from associates	(106)	(81)	(57)
Impairment of investment in associate	23	—	—
Investment income	(1 504)	(809)	(663)
Finance costs	698	796	994
Inventory-related adjustments	(141)	(503)	31
Foreign exchange translation differences	(11)	(110)	795
Non-cash portion of (gains)/losses on derivatives	463	(432)	253
Day one loss amortisation	(116)	(16)	(45)
Streaming contract revenue	(86)	(323)	(338)
Silicosis settlement provision – net	(14)	(327)	(338)
Contingent consideration remeasurement	830	484	64
Other non-cash adjustments	33	37	5
Effect of changes in operating working capital items
Increase in Receivables	(1 242)	(258)	(627)
Increase in Inventories	(273)	(50)	(308)
Increase in Payables	1 078	332	618
Cash generated by operations	26 322	18 175	10 589